PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenue USD ($)	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2011 Cost of revenue CNY	Dec. 31, 2010 Cost of revenue CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administration expenses USD ($)	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2011 General and administration expenses CNY	Dec. 31, 2010 General and administration expenses CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Optical Fibers USD ($)	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2011 Optical Fibers CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Furniture and fixtures USD ($)	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 74,662	465,151	382,513																		$ 2,103	13,100	13,100	$ 68,186	424,808	354,697	$ 1,210	7,538	7,172	$ 2,488	15,499	4,446	$ 675	4,206	3,098
Less: accumulated depreciation	(45,884)	(285,860)	(227,558)
Less: accumulated impairment	(8)	(52)	(52)
Property and equipment, net	28,770	179,239	154,903
Depreciation expenses	9,613	59,890	67,351	57,761	8,333	51,911	63,318	55,950	114	712	855	772	188	1,171	1,073	847	978	6,096	2,099	186
Depreciation expense excluding Shanghai JNet	$ 9,613		67,345	57,755